Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	Apr. 03, 2018
Supplement [Text Block]	nfti_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Mirova Global Green Bond Fund
Mirova Global Sustainable Equity Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)

Mirova Global Green Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nfti_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Mirova Global Green Bond Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)

Mirova Global Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nfti_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Mirova Global Sustainable Equity Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)